Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Of Comprehensive Income [Abstract]
Loss for the period	$ (77,940)	$ (89,799)	$ (35,290)
Items that may be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	(446)	(4)	324
Exchange differences on translation of foreign operations	1,146	(137)	(903)
Other comprehensive (loss)/income for the period, net of tax	700	(141)	(579)
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (77,240)	$ (89,940)	$ (35,869)